Revenue and Other Income - Additional Information (Detail)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Customer Concentration Risk | Revenue Benchmark | Two Customers [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage	16.00%	4.00%	15.00%